Fair Value Measurements (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Level 1
Assets:
Total Assets	$ 0	$ 0
Liabilities:
Total Liabilities	0	0
Level 1 | Foreign currency forward contracts
Assets:
Foreign currency contract, asset fair value	0	0
Liabilities:
Foreign currency contract, liability fair value	0	0
Level 1 | Foreign currency option contracts
Assets:
Foreign currency contract, asset fair value	0	0
Liabilities:
Foreign currency contract, liability fair value	0
Level 2
Assets:
Total Assets	8,952	196
Liabilities:
Total Liabilities	33,931	175
Level 2 | Foreign currency forward contracts
Assets:
Foreign currency contract, asset fair value	8,885	12
Liabilities:
Foreign currency contract, liability fair value	33,931	175
Level 2 | Foreign currency option contracts
Assets:
Foreign currency contract, asset fair value	67	184
Liabilities:
Foreign currency contract, liability fair value	0
Level 3
Assets:
Total Assets	0	0
Liabilities:
Total Liabilities	0	0
Level 3 | Foreign currency forward contracts
Assets:
Foreign currency contract, asset fair value	0	0
Liabilities:
Foreign currency contract, liability fair value	0	0
Level 3 | Foreign currency option contracts
Assets:
Foreign currency contract, asset fair value	0	0
Liabilities:
Foreign currency contract, liability fair value	0
Fair Value, Measurements, Recurring [Member]
Assets:
Total Assets	8,952	196
Liabilities:
Total Liabilities	33,931	175
Fair Value, Measurements, Recurring [Member] | Foreign currency forward contracts
Assets:
Foreign currency contract, asset fair value	8,885	12
Liabilities:
Foreign currency contract, liability fair value	33,931	175
Fair Value, Measurements, Recurring [Member] | Foreign currency option contracts
Assets:
Foreign currency contract, asset fair value	67	$ 184
Liabilities:
Foreign currency contract, liability fair value	$ 0